SCHEDULE OF FAIR VALUE MEASUREMENTS INPUT (Details)	12 Months Ended
Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Warrant liability, beginning
Fair value at inception	965,850
Change in fair value	(7,704)
Translation adjustment
Warrant liability, ending	958,146
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability, beginning
Fair value at inception
Change in fair value
Translation adjustment
Warrant liability, ending
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability, beginning
Fair value at inception
Change in fair value
Translation adjustment
Warrant liability, ending
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability, beginning
Fair value at inception	965,850
Change in fair value	(7,704)
Translation adjustment
Warrant liability, ending	$ 958,146